Share-based compensation	12 Months Ended
Mar. 31, 2015
Share-based compensation
Share-based compensation

15. Share-based compensation

On March 25, 2010, the Board of Directors adopted a stock option plan (SOP I) for the employees and managers (hereinafter—"participants") and granted them 2,368,800 shares of the Company. The options granted above vest as follows: 1,118,040—on March 31, 2010; 170,660—on March 31, 2011; 172,564—on March 31, 2012; 446,908—on March 31, 2013, subject to service conditions and 460,628—on March 31, 2013, subject to certain performance conditions, namely revenue and earnings before interest, taxes, depreciation and amortization ("EBITDA") of the Group for the year ended March 31, 2013. On June 15, 2012, the Company accelerated vesting of 116,956 options. On March 31, 2013, the Group issued all granted shares as performance conditions were met.

On December 15, 2011, the Board of Directors adopted another stock option plan (SOP II) for the employees and managers (hereinafter—"participants") and granted 585,032 shares of the Company to the participants. The options granted above vest as follows: 141,372—on June 15, 2012; 151,508—on June 15, 2013; 145,628—on June 15, 2014, subject to service conditions and 146,524—on June 15, 2014 subject to certain performance conditions, namely revenue and EBITDA of the Group for the year ended March 31, 2014.

On June 15, 2013, the Board of Directors adopted a stock option plan (SOP II+) for the two employees of Group and granted 18,900 shares of the Company to the participants. The options granted above vest as follows: 6,748—on June 15, 2013; 6,076—on June 15, 2014, subject to service conditions and 6,076—on June 15, 2014 subject to certain performance conditions, namely revenue and EBITDA of the Group for the year ended March 31, 2014.

On June 15, 2012, the Company exchanged 84,700 options held by its US employees for the same number of restricted shares to the Company's US employees subject to the same vesting and other conditions. As of June 30, 2013, the number of restricted shares was 58,464.

On June 15, 2013, Luxoft Holding Inc. issued new shares in the total amount of 116,788 pursuant to the SOP II and SOP II+, and 2,632 restricted shares to the U.S. participants.

On December 31, 2013, 143,808 SOP II shares subject to certain performance conditions were cancelled. Total expenses cancelled amounted to $1,695.

On February 12, 2014, Luxoft Holding Inc. granted 5,883 restricted shares to a U.S. participant. The options granted above vested on June 15, 2014, subject to service condition.

On May 12, 2014, Luxoft Holding Inc. granted 5,671 shares to a new participant. The options granted above vested on June 15, 2014, subject to service condition.

On June 15, 2014, Luxoft Holding Inc. issued shares in the total amount of 123,470 pursuant to the SOP II and SOP II+.

Since the exercise price for the options is zero, the fair values of the grants were measured using the fair values of shares reduced by the amount of present value of the expected dividends during the expected option terms. The fair value of the options was measured at the dates of the respective grants based on the following assumptions:

	March 25, 2010 grant	Dec 15, 2011 grant	Jun 15, 2013 grant	Feb 12, 2014 grant	May 12, 2014 grant
Share price, US$	4.57	15.25	18.82	37.79	27.45
Expected dividend yield, %	3.4	1.9	—	—	—
Risk-free interest rate, %	4.49	5.3	3.10	—	—

The following table summarizes information about restricted stock units under SOP I and SOP II:

	SOP I	SOP II	Total	Weighted average grant date fair value, $	Weighted- average remaining contractual term, days	Aggregate Intrinsic Value, $
Outstanding at March 31, 2012	883,064	585,032	1,468,096	8.21	693	22,388
Vested during theperiod	166,656	—	166,656	4.25	—	—
Vested and exercisable at March 31, 2012	1,455,356	—	1,455,356	—	1,095	22,194
Non-vested at March 31, 2012	883,064	585,032	1,468,096	8.21	—	22,388
Issued to Luxoft SOP during the period	(883,064)	(141,372)	(1,024,436)	—	—	—
Cancelled during the year	—	(6,468)	(6,468)	14.36	—	—
Outstanding at March 31, 2013	—	437,192	437,192	14.36	490	8,240
Vested during the period	883,064	141,372	1,024,436	5.57	—	—
Exercised during the period	(364,420)	(28,056)	(392,476)	—	—	—
Vested and exercisable at March 31, 2013	1,974,000	113,316	2,087,316	—	734	39,343
Non-vested at March 31, 2013	—	437,192	437,192	14.36	—	8,240
Issued to Luxoft SOP during the period	—	(143,024)	(143,024)	—	—	—
Granted during the period	—	24,783	24,783	23.32	—	—
Cancelled during the period	—	(147,504)	(147,504)	14.27	—	—
Forfeited during the period	—	(23,212)	(23,212)	14.38	—	—
Outstanding at March 31, 2014	—	148,235	148,235	15.95	76	5,199
Vested during the period	—	146,720	146,720	14.57	—	—
Exercised during the period	(1,974,000)	(111,048)	(2,085,048)	—	—	—
Vested and exercisable at March 31, 2014	—	148,988	148,988	—	441	5,225
Non-vested at March 31, 2014	—	148,235	148,235	15.95	—	5,199
Issued to Luxoft SOP during the period	—	(153,906)	(153,906)	—	—	—
Granted during the period	—	5,671	5,671	36.17	—	—
Outstanding at March 31, 2015	—	—	—	—	—	—
Vested during the period	—	153,906	153,906	15.64	—	—
Exercised during the period	—	(189,998)	(189,998)	—	—	—
Vested and exercisable at March 31, 2015	—	112,896	112,896	—	76	4,693
Non-vested at March 31, 2015	—	—	—	—	—	—

On August 12, 2014, the Board of Directors adopted share-based remuneration plan for management of the Group and allocated 164,257 shares of the Company for issuance under this plan, subject to the approval of 2014 Plan. The above shares were granted as Restricted Stock Units (RSUs) which entitle the holder to receive a fixed number of Class A shares at no cost subject to continued service conditions. The RSUs granted above vest as follows: 32,851—on March 31, 2015; 32,851—on March 31, 2016; 31,851—on March 31, 2017; 32,851—on March 31, 2018, and 32,853—on March 31, 2019. The total compensation cost related to non-vested awards not yet recognized is $4,753.

On November 11, 2014, the Board of directors adopted the Luxoft Holding, Inc 2014 Incentive Compensation Plan (the "2014 Plan"). The 2014 Plan became effective on November 14, 2014, the date on which the 2014 Plan was approved by the Company's shareholders. The 2014 Plan provides for the grant of options, stock appreciation rights ("SARs"), restricted stock awards, performance share awards ("PSA"), restricted stock units ("RSUs"), cash-based awards, dividend equivalents and other stock-based awards to the Company's directors and to the Company's or affiliates' current and prospective employees and consultants and prospective employees or consultants. Grant date for the plan was December 16, 2014 and the following instruments were awarded: RSUs, SARs, PSAs.

RSUs awarded under the 2014 Plan entitle the holder to receive a fixed number of Class A shares at no cost subject to continued service conditions. The holders of RSUs have no rights to dividends or dividends equivalent.

The 2014 Plan includes 328,513 RSUs granted to CEO which vest as follows: 65,702—on August 12, 2015; 65,702—on August 12, 2016; 65,702—on August 12, 2017; 65,702—on August 12, 2018; 65,705—on August 12, 2019.

The remaining 667,703 RSUs granted to employees and consultants vest as follows: 136,085—on January 1, 2016; 167,526—on January 1, 2017; 168,513—on January 1, 2018; 195,579—on January 1, 2019.

During the year ended March 31, 2015 6,445 RSUs were forfeited.

Since the exercise price for the RSUs granted under the 2014 Plan is zero, the fair values of the grants were measured using fair values of shares at the date of grant including 3% annual attrition rate.

Stock Appreciation Rights (SARs) issued under the 2014 Plan to certain participants who reside in the US entitle the holder to receive a number of Class A shares determined by reference to appreciation from and after the date of grant in the fair market value of a Class A share over the grant price.

The SARs granted under the 2014 Plan vest as follows: 91,652—on January 1, 2016; 113,332—on January 1, 2017; 118,268—on January 1, 2018; 110,334—on January 1, 2019.

Performance Share Awards (PSAs) awarded under the Plan 2014 to certain participants who reside outside the US entitle the holder to receive a fixed number of Class A shares at no cost subject to continued service conditions and determined by reference to the fair market value of Class A share at the exercise date.

The PSAs granted under the 2014 Plan vest as follows: 264,690—on January 1, 2016; 319,121—on January 1, 2017; 319,121—on January 1, 2018; 381,382—on January 1, 2019.

The fair value of SARs and PSAs was measured using Longstaff—Schwartz model. Valuation of SARs and PSAs was made using the following assumptions:

Risk free interest rate	2%
Expected dividend yield	0%
Attrition rate	3%
Volatility factor	40%
Grant Price (December 16, 2014), US$	36.21

The following table summarizes information about non-vested equity-based incentive awards and restricted stock units:

	Restricted stock units		Stock Appreciation Right		Performance Share Award
	Quantity	Weighted Average grant-date fair value, $	Quantity	Weighted Average grant-date fair value, $	Quantity	Weighted Average grant-date fair value, $
Outstanding as of March 31, 2014	—	—	—	—	—	—

Non-vested as of March 31, 2014	—	—	—	—	—	—

Granted during the period	996,216	36.21	433,586	4.55	1,284,314	5.29
Forfeited during the period	(6,445)	36.21	—	—	—	—

Non-vested as of March 31, 2015	989,771	36.21	433,586	4.55	1,284,314	5.29

Outstanding as of March 31, 2015	989,771	36.21	433,586	4.55	1,284,314	5.29

	Restricted stock units		Stock Appreciation Right		Performance Share Award
	The aggregate intrinsic value	The weighted- average remaining contractual term, days	The aggregate intrinsic value	The weighted- average remaining contractual term, days	The aggregate intrinsic value	The weighted- average remaining contractual term, days
Outstanding as of March 31, 2015	51,211	976	5,572	955	20,215	979

As of March 31, 2015, 989,771 RSUs, 1,284,314 performance share awards and 433,586 SARs were outstanding under the 2014 Plan.

The total compensation cost related to non-vested awards not yet recognized is $41,385 at March 31, 2015.

The amount of expenses for years ended March 31, 2015, 2014 and 2013 included in the accompanying statements of comprehensive income was as follows:

	2015	2014	2013
SOP I	—	—	2,074
SOP II	816	1,418	3,386
2014 Plan	3,779	—	—
Compensation in the form of shares	1,188	—	—

Total	5,783	1,418	5,460